ACCRUED EXPENSES AND OTHER PAYABLES (FY)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES	NOTE 7:- ACCRUED EXPENSES AND OTHER PAYABLES
	December 31,
	2018	2017
Subcontractors accruals	$1,096	$468
Legal and consulting accruals	479	201
Other	257	—
	$1,832	$669